Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000013049 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013049 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000013049 | BB
Holdings [Line Items]
Percent of Total Investments	6.80%
C000013049 | BBB
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013049 | A
Holdings [Line Items]
Percent of Total Investments	22.30%
C000013049 | AA
Holdings [Line Items]
Percent of Total Investments	47.30%
C000013049 | AAA
Holdings [Line Items]
Percent of Total Investments	12.20%
C000013049 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013049 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013049 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013049 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013049 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013049 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.40%
C000013049 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013049 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013049 | Transportation
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013049 | Education
Holdings [Line Items]
Percent of Total Investments	9.10%
C000013049 | Housing
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013049 | General Obligations
Holdings [Line Items]
Percent of Total Investments	23.30%
C000013051 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013051 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000013051 | BB
Holdings [Line Items]
Percent of Total Investments	6.80%
C000013051 | BBB
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013051 | A
Holdings [Line Items]
Percent of Total Investments	22.30%
C000013051 | AA
Holdings [Line Items]
Percent of Total Investments	47.30%
C000013051 | AAA
Holdings [Line Items]
Percent of Total Investments	12.20%
C000013051 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013051 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013051 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013051 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013051 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013051 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.40%
C000013051 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013051 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013051 | Transportation
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013051 | Education
Holdings [Line Items]
Percent of Total Investments	9.10%
C000013051 | Housing
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013051 | General Obligations
Holdings [Line Items]
Percent of Total Investments	23.30%
C000091010 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.10%
C000091010 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000091010 | BB
Holdings [Line Items]
Percent of Total Investments	6.80%
C000091010 | BBB
Holdings [Line Items]
Percent of Total Investments	6.10%
C000091010 | A
Holdings [Line Items]
Percent of Total Investments	22.30%
C000091010 | AA
Holdings [Line Items]
Percent of Total Investments	47.30%
C000091010 | AAA
Holdings [Line Items]
Percent of Total Investments	12.20%
C000091010 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091010 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091010 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.40%
C000091010 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.60%
C000091010 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.20%
C000091010 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.40%
C000091010 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	8.40%
C000091010 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	8.80%
C000091010 | Transportation
Holdings [Line Items]
Percent of Total Investments	8.80%
C000091010 | Education
Holdings [Line Items]
Percent of Total Investments	9.10%
C000091010 | Housing
Holdings [Line Items]
Percent of Total Investments	9.70%
C000091010 | General Obligations
Holdings [Line Items]
Percent of Total Investments	23.30%
C000013052 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013052 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013052 | BB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000013052 | BBB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000013052 | A
Holdings [Line Items]
Percent of Total Investments	22.70%
C000013052 | AA
Holdings [Line Items]
Percent of Total Investments	56.10%
C000013052 | AAA
Holdings [Line Items]
Percent of Total Investments	11.50%
C000013052 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013052 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013052 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.00%
C000013052 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013052 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	9.10%
C000013052 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.50%
C000013052 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	5.50%
C000013052 | Transportation
Holdings [Line Items]
Percent of Total Investments	17.80%
C000013052 | Education
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013052 | Housing
Holdings [Line Items]
Percent of Total Investments	9.10%
C000013052 | General Obligations
Holdings [Line Items]
Percent of Total Investments	15.90%
C000013052 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013054 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013054 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013054 | BB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000013054 | BBB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000013054 | A
Holdings [Line Items]
Percent of Total Investments	22.70%
C000013054 | AA
Holdings [Line Items]
Percent of Total Investments	56.10%
C000013054 | AAA
Holdings [Line Items]
Percent of Total Investments	11.50%
C000013054 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013054 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013054 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.00%
C000013054 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013054 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	9.10%
C000013054 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.50%
C000013054 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	5.50%
C000013054 | Transportation
Holdings [Line Items]
Percent of Total Investments	17.80%
C000013054 | Education
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013054 | Housing
Holdings [Line Items]
Percent of Total Investments	9.10%
C000013054 | General Obligations
Holdings [Line Items]
Percent of Total Investments	15.90%
C000013054 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000081647 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000081647 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000081647 | BB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000081647 | BBB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081647 | A
Holdings [Line Items]
Percent of Total Investments	22.70%
C000081647 | AA
Holdings [Line Items]
Percent of Total Investments	56.10%
C000081647 | AAA
Holdings [Line Items]
Percent of Total Investments	11.50%
C000081647 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081647 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.50%
C000081647 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.00%
C000081647 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.00%
C000081647 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	9.10%
C000081647 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.50%
C000081647 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	5.50%
C000081647 | Transportation
Holdings [Line Items]
Percent of Total Investments	17.80%
C000081647 | Education
Holdings [Line Items]
Percent of Total Investments	6.70%
C000081647 | Housing
Holdings [Line Items]
Percent of Total Investments	9.10%
C000081647 | General Obligations
Holdings [Line Items]
Percent of Total Investments	15.90%
C000081647 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225142 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000225142 | BB
Holdings [Line Items]
Percent of Total Investments	1.60%
C000225142 | BBB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000225142 | A
Holdings [Line Items]
Percent of Total Investments	28.20%
C000225142 | AA
Holdings [Line Items]
Percent of Total Investments	47.50%
C000225142 | AAA
Holdings [Line Items]
Percent of Total Investments	13.50%
C000225142 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.70%
C000225142 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.10%
C000225142 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.30%
C000225142 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	9.80%
C000225142 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.90%
C000225142 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	11.50%
C000225142 | Transportation
Holdings [Line Items]
Percent of Total Investments	8.30%
C000225142 | Housing
Holdings [Line Items]
Percent of Total Investments	8.30%
C000225142 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.80%
C000225142 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013046 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013046 | BB
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013046 | BBB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013046 | A
Holdings [Line Items]
Percent of Total Investments	28.20%
C000013046 | AA
Holdings [Line Items]
Percent of Total Investments	47.50%
C000013046 | AAA
Holdings [Line Items]
Percent of Total Investments	13.50%
C000013046 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013046 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.10%
C000013046 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.30%
C000013046 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	9.80%
C000013046 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.90%
C000013046 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	11.50%
C000013046 | Transportation
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013046 | Housing
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013046 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.80%
C000013046 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000091009 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091009 | BB
Holdings [Line Items]
Percent of Total Investments	1.60%
C000091009 | BBB
Holdings [Line Items]
Percent of Total Investments	5.20%
C000091009 | A
Holdings [Line Items]
Percent of Total Investments	28.20%
C000091009 | AA
Holdings [Line Items]
Percent of Total Investments	47.50%
C000091009 | AAA
Holdings [Line Items]
Percent of Total Investments	13.50%
C000091009 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.70%
C000091009 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	10.10%
C000091009 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.30%
C000091009 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	9.80%
C000091009 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.90%
C000091009 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	11.50%
C000091009 | Transportation
Holdings [Line Items]
Percent of Total Investments	8.30%
C000091009 | Housing
Holdings [Line Items]
Percent of Total Investments	8.30%
C000091009 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.80%
C000091009 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.30%